Deferred Revenue/Income - Timing of satisfaction (Details)	Dec. 31, 2023
Deferred Revenue/Income
Percentage of revenue recognized	39.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Deferred Revenue/Income
Period of revenue recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Deferred Revenue/Income
Percentage of revenue recognized	61.00%
Period of revenue recognition	3 years 6 months